Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

Each Partnership's cash is on deposit with MSSB, MS&Co., and MSIP in Futures Interests trading accounts to meet margin requirements as needed. MSSB pays interest on these funds as described in Note 2, Summary of Significant Accounting Policies. Each Partnership pays brokerage fees to MS&Co. as described in Note 2, Summary of Significant Accounting Policies. For Charter Campbell, MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.